Transactions with Related Parties	12 Months Ended
Dec. 31, 2014
Transactions with Related Parties [Abstract]
Transactions with Related Parties

2.Transactions with Related Parties

The following amounts were charged by related parties for services rendered:

	2014	2013	2012
Tsakos Shipping and Trading S.A. (commissions)	6,189	5,219	5,304
Tsakos Energy Management Limited (management fees)	15,840	15,487	15,587
Tsakos Columbia Shipmanagement S.A.	2,091	1,621	1,280
Argosy Insurance Company Limited	9,529	9,129	9,701
AirMania Travel S.A.	4,797	4,810	3,661

Total expenses with related parties	38,446	36,266	35,533

Balances due from and to related parties are as follows:

	December 31,

	2014	2013
Due from related parties
Tsakos Columbia Shipmanagement Ltd	1,895	1,084

Total due from related parties	1,895	1,084

Due to related parties
Tsakos Shipping and Trading S.A.	881	555
Tsakos Energy Management Limited	93	92
Argosy Insurance Company Limited	8,766	6,008
AirMania Travel S.A.	396	275

Total due to related parties	10,136	6,930

There is also, at December 31, 2014 an amount of $875 ($319 in 2013) due to Tsakos Shipping and Trading S.A. and $379 ($356 in 2013) due to Argosy Insurance Limited, included in Accrued liabilities which relates to services rendered by related parties not yet invoiced.

(a) Tsakos Energy Management Limited (the “Management Company”): The Holding Company has a Management Agreement (“Management Agreement”) with the Management Company, a Liberian corporation, to provide overall executive and commercial management of its affairs for a monthly fee. Per the Management Agreement of March 8, 2007, effective from January 1, 2008, there is a prorated adjustment if at the beginning of each year the Euro has appreciated by 10% or more against the U.S. Dollar since January 1, 2007. In addition, there is an increase each year by a percentage figure reflecting 12 month Euribor, if both parties agree. In 2014 and 2013, the monthly fees for operating vessels were $27.5, for vessels chartered in or on a bare-boat basis were $20.4 and for the LNG carrier $35.8 ($35.0 in 2013) of which $10.0 was paid to the Management Company and $25.8 ($25.0 in 2013) to a third party manager. Monthly management fees for the DP2 shuttle tankers have been agreed at $35.0 per vessel. Since the expiry of the bareboat charter of the VLCC Millennium on July 30, 2013, management fees for this vessel are $27.5 per month of which $13.7 are payable to a third party manager. Management fees for the suezmax Eurochampion 2004 are $27.5 per month of which, effective September 22, 2013, $12.0 are payable to a third party manager.

In addition to the management fee, the Management Agreement provides for an incentive award to the Management Company, which is at the absolute discretion of the Holding Company’s Board of Directors. In 2014, 2013 and 2012, there was no such award. However, special awards totaling $400 ($500 in 2013) were paid and $460 ($0 in 2013) was declared for payment to the Management Company for services in relation to capital raising offerings during 2014 and 2013. These awards have been included as a deduction of additional paid in capital in the accompanying Consolidated Financial Statements.

The Holding Company and the Management Company have certain officers and directors in common. The President, who is also the Chief Executive Officer and a Director of the Holding Company, is also the sole stockholder of the Management Company. The Management Company may unilaterally terminate its Management Agreement with the Holding Company at any time upon one year’s notice. In addition, if even one director was elected to the Holding Company’s Board of Directors without having been recommended by the existing board, the Management Company would have the right to terminate the Management Agreement on ten days notice, and the Holding Company would be obligated to pay the Management Company the present discounted value of all payments that would have otherwise been due under the main agreement up until June 30 of the tenth year following the date of the termination plus the average of the incentive awards previously paid to TEM multiplied by 10. As at December 31, 2014 such payment would be approximately $166,256 calculated in accordance with the terms of the Management Agreement. Under the terms of the Management Agreement between the Holding Company and the Management Company, the Holding Company may terminate the Management Agreement only under specific circumstances, without the prior approval of the Holding Company’s Board of Directors.

Estimated future management fees payable over the next ten years under the Management Agreement, exclusive of any incentive awards and based on existing vessels and known vessels as at December 31, 2014, scheduled for future delivery, are:

Year	Amount
2015	19,344
2016	19,404
2017	20,111
2018	20,332
2019	20,332
2020 to 2024	91,494

191,017

Management fees for vessels are included in the accompanying Consolidated Statements of Operations. Also, under the terms of the Management Agreement, the Management Company provides supervisory services for the construction of new vessels for a monthly fee, per vessel, of $20.4 in 2014, 2013 and $20.0 in 2012. These fees in total amounted to $2,224, $492 and $612 for 2014, 2013 and 2012, respectively, and are either accounted for as part of construction costs for delivered vessels or are included in Advances for vessels under construction.

(b)Tsakos Columbia Shipmanagement S.A. (“TCM”): The Management Company appointed TCM to provide technical management to the Company’s vessels from July 1, 2010. TCM is owned jointly and in equal part by Tsakos family private interests and by a private German group. TCM, at the consent of the Holding Company, may subcontract all or part of the technical management of any vessel to an alternative unrelated technical manager.

Effective July 1, 2010, the Management Company, at its own expense, pays technical management fees to TCM, and the Company bears and pays directly to TCM most of its operating expenses, including repairs and maintenance, provisioning and crewing of the Company’s vessels, as well as certain charges which are capitalized or deferred, including reimbursement of the costs of TCM personnel sent overseas to supervise repairs and perform inspections on Company vessels. The Company also pays to TCM certain fees to cover expenses relating to internal control procedures and information technology services which are borne by TCM on behalf of the Company.

(c)Tsakos Shipping and Trading S.A. (“Tsakos Shipping”): Tsakos Shipping provides chartering services for the Company’s vessels by communicating with third party brokers to solicit research and propose charters. For this service, the Company pays to Tsakos Shipping a chartering commission of 1.25% on all freights, hires and demurrages. Such commissions are included in Commissions in the accompanying Consolidated Statements of Operations. Tsakos Shipping also provides sale and purchase of vessels brokerage service. For this service, Tsakos Shipping may charge brokerage commission. In 2014, this commission was $605 or approximately 0.5% of the acquisition price of the vessels Euro and Eurovision, which were included in vessel’s cost. There were no sales of vessels in 2014. In 2013, there were no sales or purchases of vessels. In 2012, this commission was approximately 1%.

Tsakos Shipping may also charge a fee of $200 (or such other sum as may be agreed) on delivery of each new-building vessel in payment for the cost of design and supervision of the new-building by Tsakos Shipping. This amount is added to the cost of the vessels concerned and is being amortized over the remaining life of the vessels. In 2014, $200 in aggregate was charged for supervision fees on the DP2 suezmax shuttle tankers Rio 2016 and Brasil 2014. In 2013 and 2012, no such fee was charged.

Certain members of the Tsakos family are involved in the decision-making processes of Tsakos Shipping and of the Management Company, and are also shareholders, and directors of the Holding Company.

(d)Argosy Insurance Company Limited (“Argosy”): The Company places its hull and machinery insurance, increased value insurance and war risk and certain other insurance through Argosy, a captive insurance company affiliated with Tsakos Shipping.

(e)AirMania Travel S.A. (“AirMania”): Apart from third-party agents, the Company also uses an affiliated company, AirMania, for travel services.

(f)During 2014, the Company acquired the suezmax tankers Eurovision and Euro for $61,814 and $59,804 respectively. Those tankers were acquired from companies that are subject to influence by certain members of the Tsakos family, who are also shareholders, officers and directors of the Holding Company.